INCOME TAXES (Tables)	12 Months Ended
Dec. 30, 2017
INCOME TAXES
Components of Income Tax Expense (Benefit)

Income tax provisions for the years ended December 30, 2017, December 31, 2016, and December 26, 2015 are summarized as follows (in thousands):

	2017	2016	2015
Currently Payable:
Federal	$44,413	$42,397	$34,672
State and local	8,579	6,341	6,643
Foreign	6,240	6,143	5,599
	59,232	54,881	46,914
Net Deferred:
Federal	(7,681)	(455)	(1,104)
State and local	(864)	438	96
Foreign	1,280	310	(36)
	(7,265)	293	(1,044)
	$51,967	$55,174	$45,870

Components of Earnings Before Income Taxes

	2017	2016	2015
U.S.	$151,395	$140,106	$115,231
Foreign	24,612	20,565	15,771
Total	$176,007	$160,671	$131,002

Effective Income Tax Rate Reconciliation

	2017	2016	2015
Statutory federal income tax rate	35%	35%	35%
State and local taxes (net of federal benefits)	3.0	3.1	3.6
Effect of noncontrolling owned interest in earnings of partnerships	(0.2)	(0.2)	(0.3)
Manufacturing deduction	(2.5)	(2.4)	(2.4)
Tax credits, including foreign tax credit	(2.0)	(1.4)	(1.6)
Change in uncertain tax positions reserve	0.4	0.4	0.3
Other permanent differences	(0.1)	0.1	0.7
Other, net	(0.6)	(0.3)	(0.3)
Impact of Tax Act and reduction of corporate tax rate	(3.5)	—	—
Effective income tax rate	29.5%	34.3%	35.0%

Components of Deferred Tax Assets and Liabilities

Temporary differences which give rise to deferred income tax assets and (liabilities) on December 30, 2017 and December 31, 2016 are as follows (in thousands):

	2017	2016
Employee benefits	$17,048	$13,375
Net operating loss carryforwards	8,592	13,605
Foreign subsidiary capital loss carryforward	546	509
Other tax credits	709	1,196
Inventory	358	2
Reserves on receivables	714	1,208
Accrued expenses	2,060	8,931
Other, net	1,879	2,323
Gross deferred income tax assets	31,906	41,149
Valuation allowance	(4,706)	(5,371)
Deferred income tax assets	27,200	35,778
Depreciation	(19,992)	(29,971)
Intangibles	(19,422)	(25,078)
Other, net	—	—
Deferred income tax liabilities	(39,414)	(55,049)
Net deferred income tax liability	$(12,214)	$(19,271)

Summary of Operating Loss Carryforwards

	Net Operating Losses			Tax Credits
	U.S.	State	Foreign	U.S.	State
2017 – 2021	$—	$356	$2,106	$—	$270
2022 - 2026	—	391	243	—	233
2027 - 2031	—	605	156	—	—
2032 - 2036	3,431	804	—	—	—
Thereafter	—	419	81	—	—
Total	$3,431	$2,575	$2,586	$—	$503

Summary of Tax Credit Carryforwards

	Net Operating Losses			Tax Credits
	U.S.	State	Foreign	U.S.	State
2017 – 2021	$—	$356	$2,106	$—	$270
2022 - 2026	—	391	243	—	233
2027 - 2031	—	605	156	—	—
2032 - 2036	3,431	804	—	—	—
Thereafter	—	419	81	—	—
Total	$3,431	$2,575	$2,586	$—	$503